Expense Example, No Redemption {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-14 - Fidelity Advisor® Global Capital Appreciation Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	965
5 Years	1,251
10 Years	2,062
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	824
5 Years	1,169
10 Years	2,140
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	648
5 Years	1,115
10 Years	2,210
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	$ 1,190